ENVIRONMENTAL REHABILITATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of environmental rehabilitation [Abstract]
Environmental rehabilitation provision	$ 11,408	$ 19,413
Average discount rate	2.75%	3.23%
Reclamation deposit paid	$ 1,727	$ 2,601